Estimated fair value of financial instruments (Tables)	12 Months Ended
Mar. 31, 2026
Fair Value, by Balance Sheet Grouping
A comparison of the fair value and carrying value of financial instruments is set out below:

	As of March 31, 2025
		Estimated fair value
	Carrying value	Level 1	Level 2	Level 3	Total
	(In millions)
Financial Assets:
Cash and due from banks, and restricted cash	Rs. 1,982,929.8	Rs. 1,982,929.8	Rs. —	Rs. —	Rs. 1,982,929.8
Investments held for trading	625,388.5	340,388.3	250,009.3	34,990.9	625,388.5
Investments available for sale debt securities	9,910,174.3	1,435,936.3	8,360,598.8	113,639.2	9,910,174.3
Securities purchased under agreements to resell	349,210.7	—	349,210.7	—	349,210.7
Loans	28,102,981.8	—	5,801,666.4	22,327,674.8	28,129,341.2
Accrued interest receivable	322,788.9	—	322,729.4	59.5	322,788.9
Separate account assets	1,016,281.4	873,154.4	143,127.0	—	1,016,281.4
Other assets	1,978,448.8	20,404.1	1,950,178.0	2,300.7	1,972,882.8
Financial Liabilities :
Interest-bearing deposits	23,994,357.2	—	24,119,101.2	—	24,119,101.2
Non-interest-bearing deposits	3,116,596.7	—	3,116,596.7	—	3,116,596.7
Securities sold under repurchase agreements	129,190.0	—	129,190.0	—	129,190.0
Short-term borrowings	1,306,013.1	—	1,305,341.6	—	1,305,341.6
Accrued interest payable	258,311.8	—	258,311.8	—	258,311.8
Long-term debt	5,866,163.2	—	5,936,593.3	—	5,936,593.3
Accrued expenses and other liabilities	850,899.0	—	849,510.6	1,388.5	850,899.1
Separate account liabilities	1,016,281.4	—	1,016,281.4	—	1,016,281.4
Liabilities on policies in force(*)	47,316.6	—	47,316.6	—	47,316.6

	As of March 31, 2026
		Estimated fair value
	Carrying value	Level 1	Level 2	Level 3	Total	Carrying value		Estimated fair value
	(In millions)
Financial Assets:
Cash and due from banks, and restricted cash	Rs. 2,547,835.1	Rs. 2,547,835.1	Rs. —	Rs. —	Rs. 2,547,835.1	US$	27,153.7	US$	27,153.7
Investments held for trading	848,427.6	388,678.9	409,980.5	49,768.2	848,427.6		9,042.2		9,042.2
Investments available for sale debt securities	10,247,500.8	262,623.5	9,871,669.4	113,207.9	10,247,500.8		109,213.5		109,213.5
Securities purchased under agreements to resell	421,575.4	—	421,575.4	—	421,575.4		4,493.0		4,493.0
Loans	30,993,886.5	—	6,745,772.2	24,373,002.7	31,118,774.9		330,319.6		331,650.6
Accrued interest receivable	328,559.5	—	328,517.2	42.3	328,559.5		3,501.7		3,501.7
Separate account assets	1,051,916.1	814,016.6	237,899.5	—	1,051,916.1		11,210.9		11,210.9
Other assets	2,190,761.3	25,678.2	2,115,251.8	44,143.6	2,185,073.6		23,348.2		23,287.6
Financial Liabilities :
Interest-bearing deposits	27,497,592.2	—	27,657,894.0	—	27,657,894.0		293,057.6		294,766.0
Non-interest-bearing deposits	3,504,125.5	—	3,504,125.5	—	3,504,125.5		37,345.5		37,345.5
Securities sold under repurchase agreements	100,000.0	—	100,000.0	—	100,000.0		1,065.8		1,065.8
Short-term borrowings	1,349,648.4	—	1,343,990.0	—	1,343,990.0		14,384.0		14,323.7
Accrued interest payable	268,164.2	—	268,164.2	—	268,164.2		2,857.9		2,857.9
Long-term debt	5,119,434.0	—	5,124,244.2	—	5,124,244.2		54,560.7		54,612.0
Accrued expenses and other liabilities	1,334,597.9	—	1,333,035.4	1,562.5	1,334,597.9		14,223.6		14,223.6
Separate account liabilities	1,051,916.1	—	1,051,916.1	—	1,051,916.1		11,210.9		11,210.9
Liabilities on policies in force(*)	44,441.1	—	44,441.1	—	44,441.1		473.6		473.6

(*)	The liabilities on policies in force includes only the fair value of contracts that are classified as insurance contracts.